FAM Small Cap Fund
FAM Small Cap Fund
Investment Objective:
FAM Small Cap Fund's investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
S H A R E H O L D E R F E E S (fees paid directly from your investment)
Shareholder Fees -	FAM Small Cap Fund Investor
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

AN N UA L F U N D O P E R AT I N G E X P E N S E S (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		FAM Small Cap Fund Investor
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		1.79%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		2.81%
Fee Waiver and/or Reimbursement	[1]	1.33%
Total Annual Fund Operating Expenses after Waiver and/or Reimbursement	[1]	1.48%
[1]	Fenimore Asset Management (FAM) has entered into a contractual agreement with FAM Small Cap Fund to limit the total operating expenses of the Fund's Investor Class shares to 1.50% of its average daily net assets through May 1, 2015. This expense limitation agreement may only be amended by the Fund's Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
FAM Small Cap Fund Investor	151	611	1,240	2,937

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.59% (Not Annualized) of the average value of its portfolio.

Principal Investment Strategies:

Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections. This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth". Factors considered in evaluating the true business worth include the company's current earnings, cash flow and/or book value, and Fenimore's opinion as to its future potential. After identifying a company whose securities are determined to have a favorablevaluation, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies. The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase. The Fund may invest in the securities of both domestic and foreign issuers. The Fund's policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks:

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

•Non-diversification Risk – the Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

• StockMarketRisk -the value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Annual Total Return:
Because the Fund has not yet completed a full calendar year of investment operations, annual total return information is not available and is therefore not presented.